UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
Morgan Stanley Mortgage Capital Holdings LLC
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period July 1, 2018 to September 30, 2018
                            Date of Report (Date of earliest event reported): November 14, 2018
Commission File Number of securitizer:  025-00606
Central Index Key Number of securitizer:  0001541557
Amy Kim, Managing Director, Phone:  (212) 762-5079

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐
☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:____________________________

____________________________________________________
 (Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):___________________________
Central Index Key Number of underwriter (if applicable):________________________________

________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga–1 Representations and Warranties Disclosure

The disclosures required to be filed by Morgan Stanley Mortgage Capital Holdings LLC (the "Securitizer") by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2) are included as Exhibit 99.1.  See Exhibits.

Exhibits

99.1	The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2) according to the filing requirements of Rule 15Ga-1(c)(2).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: November 14, 2018

MORGAN STANLEY MORTGAGE CAPITAL HOLDINGS LLC (SECURITIZER)

By:	/s/ George Kok
Name: George Kok
Title: Vice President

Exhibit Index
Exhibit 99.1	The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2) according to the filing requirements of Rule 15Ga-1(c)(2).